Average Annual Total Returns - THE COMMUNITY DEVELOPMENT FUND - Class A Shares		12 Months Ended	72 Months Ended	116 Months Ended
	May 01, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Prospectus [Line Items]
Average Annual Return, Percent		5.92%	0.82%	1.34%
Performance Inception Date	Apr. 29, 2016
After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		4.51%	(0.36%)	0.36%
Performance Inception Date	Apr. 29, 2016
After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		3.49%	0.11%	0.59%
Performance Inception Date	Apr. 29, 2016
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		7.30%	(0.36%)	1.72%
Performance Inception Date	Apr. 29, 2016
Bloomberg U.S. Securitized: MBS, ABS and CMBS Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		8.49%	0.22%	1.50%
Performance Inception Date	Apr. 29, 2016